Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue	₩ 24,230,124	₩ 23,475,567	₩ 24,336,571
Property, plant and equipment	20,147,051	22,087,645
Intangible assets	1,020,088	873,448	987,642
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	905,760	1,264,639	1,589,452
Property, plant and equipment	11,736,856	12,764,240
Intangible assets	874,849	708,047
China [member]
Disclosure of geographical areas [Line Items]
Revenue	16,677,420	15,432,503	15,242,533
Property, plant and equipment	6,731,052	7,391,279
Intangible assets	39,396	34,337
Vietnam [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	1,663,807	1,923,764
Intangible assets	7,688	7,630
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	15,336	8,362
Intangible assets	98,155	123,434
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	23,324,364	22,210,928	22,747,119
Property, plant and equipment	8,410,195	9,323,405
Intangible assets	145,239	165,401
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	2,295,727	2,404,739	2,481,112
United States [member]
Disclosure of geographical areas [Line Items]
Revenue	2,060,656	1,940,321	2,462,918
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	1,215,461	1,475,942	1,496,138
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 1,075,100	₩ 957,423	₩ 1,064,418